UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-834

Name of Registrant:	Vanguard Windsor Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1:	Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments

As of July 31, 2008

			Shares	Market Value ($000)
Common Stocks (96.0%)
Consumer Discretionary (10.9%)
	Comcast Corp. Class A	11,533,200		237,815
	Comcast Corp. Special Class A	11,576,700		237,785
	Home Depot, Inc.	8,439,400		201,111
	Virgin Media Inc.	12,027,200		134,945
	VF Corp.	1,799,136		128,782
*,^	Ford Motor Co.	24,281,736		116,552
	Staples, Inc.	4,448,100		100,082
*,1	Buck Holdings, LP, Private Placement Shares	89,488,365		89,488
	TJX Cos., Inc.	2,068,600		69,733
	Time Warner, Inc.	4,785,000		68,521
	MDC Holdings, Inc.	1,642,600		68,201
*	Toll Brothers, Inc.	3,267,700		65,648
	CBS Corp.	3,215,000		52,597
*	Viacom Inc. Class B	1,825,700		50,992
	Macy's Inc.	1,850,000		34,799
^	General Motors Corp.	2,560,840		28,348
	Black & Decker Corp.	394,177		23,659
	Autoliv, Inc.	600,000		23,424
	Gannett Co., Inc.	1,150,000		20,838
	J.C. Penney Co., Inc. (Holding Co.)	650,000		20,040
*,2	R.H. Donnelley Corp.	4,823,400		7,476
	KB Home	425,000		7,476
	Centex Corp.	490,500		7,201
				1,795,513
Consumer Staples (9.9%)
	Japan Tobacco, Inc.	73,273		341,537
	The Kroger Co.	5,800,750		164,045
	Wal-Mart Stores, Inc.	2,312,400		135,553
	Unilever NV	4,900,487		135,148
	Philip Morris International Inc.	2,049,800		105,872
*	Dean Foods Co.	4,768,700		101,573
*	Marine Harvest	125,620,000		89,005
	Safeway, Inc.	2,578,900		68,908
	SuperValu Inc.	2,285,000		58,542
	The Procter & Gamble Co.	879,000		57,557
*,^	Perdigao SA ADR	1,017,700		56,157
	Perdigao SA	2,039,900		56,145
	Carlsberg A/S B Shares	683,350		55,461
*	Cosan Ltd.	3,592,100		47,093
	Avon Products, Inc.	1,064,400		45,131
	Altria Group, Inc.	2,049,800		41,713
	Sara Lee Corp.	2,950,000		40,297
	Unilever NV ADR	854,400		23,675
	Molson Coors Brewing Co. Class B	270,000		14,572
	Tyson Foods, Inc.	453,100	6,751
			1,644,735
Energy (13.4%)
	ExxonMobil Corp.	4,919,008	395,636
	Chevron Corp.	2,818,478	238,330
	BP PLC ADR	3,576,900	219,765
	ConocoPhillips Co.	2,458,798	200,687
	Apache Corp.	1,517,500	170,218
	Baker Hughes, Inc.	1,961,600	162,636
	EnCana Corp.	1,922,038	138,752
*	Newfield Exploration Co.	2,643,800	129,493
	Total SA ADR	1,684,900	128,861
	Noble Energy, Inc.	1,049,400	77,519
	Petro-Canada	1,657,100	76,608
	Petroleo Brasileiro SA Series A ADR	1,518,400	69,603
*	Transocean, Inc.	470,101	63,948
	Royal Dutch Shell PLC ADR Class A	880,000	62,295
	Devon Energy Corp.	300,000	28,467
	Petroleo Brasileiro SA ADR	428,200	23,941
	Valero Energy Corp.	650,000	21,717
			2,208,476
Exchange-Traded Funds (0.9%)
[3]	Vanguard Value ETF	1,689,100	94,235
[3]	Vanguard Total Stock Market ETF	892,000	56,785
			151,020
Financials (17.8%)
	Bank of America Corp.	11,219,998	369,138
	JPMorgan Chase & Co.	8,304,700	337,420
*	Ace Ltd.	6,258,500	317,306
*	UBS AG (New York Shares)	7,656,010	147,838
	Invesco, Ltd.	6,185,454	144,059
	Citigroup, Inc.	6,991,981	130,680
[1]	National City Corp. 0.00% Cvt. Pfd. Private Placement	1,217	115,128
^	Fannie Mae	9,871,900	113,527
	Washington Mutual, Inc.	20,028,006	106,749
	PartnerRe Ltd.	1,513,900	106,457
*	TD Ameritrade Holding Corp.	4,797,400	95,516
	Morgan Stanley	2,375,000	93,765
	The Travelers Cos., Inc.	2,066,917	91,192
	American International Group, Inc.	3,307,800	86,168
	The Allstate Corp.	1,825,000	84,352
	MetLife, Inc.	1,523,100	77,328
	Sovereign Bancorp, Inc.	7,607,429	72,423
	The Hartford Financial Services Group Inc.	1,131,200	71,707
	The Goldman Sachs Group, Inc.	335,000	61,653
	Wachovia Corp.	3,197,000	55,212
	Capital One Financial Corp.	1,255,900	52,572
	Deutsche Bank AG	545,000	50,238
	SunTrust Banks, Inc.	830,000	34,080
	RenaissanceRe Holdings Ltd.	657,250	33,434
	Genworth Financial Inc.	1,910,000	30,503
	Wells Fargo & Co.	620,000	18,767

	XL Capital Ltd. Class A	980,000	17,532
	Freddie Mac	1,650,000	13,481
	Fidelity National Financial, Inc. Class A	975,000	13,026
*	Dime Bancorp Inc.-Litigation Tracking Warrants	6,848,781	1,918
			2,943,169
Health Care (14.5%)
	Schering-Plough Corp.	19,965,155	420,866
	Wyeth	9,646,400	390,872
*	Amgen, Inc.	4,071,300	254,986
	Pfizer Inc.	10,255,000	191,461
	Astellas Pharma Inc.	3,612,800	156,650
	UnitedHealth Group Inc.	5,547,700	155,779
	Covidien Ltd.	2,419,575	119,140
*	Humana Inc.	2,393,200	105,085
	Sanofi-Aventis	1,437,638	100,913
	Merck & Co., Inc.	2,834,600	93,258
	Sanofi-Aventis ADR	1,979,300	69,196
	McKesson Corp.	1,210,000	67,748
	Aetna Inc.	1,437,200	58,940
	AmerisourceBergen Corp.	1,359,800	56,935
	CIGNA Corp.	1,195,700	44,265
*	Laboratory Corp. of America Holdings	574,200	38,804
	Johnson & Johnson	550,000	37,659
	Cardinal Health, Inc.	580,000	31,163
			2,393,720
Industrials (8.9%)
	General Electric Co.	6,761,100	191,272
	Deere & Co.	2,624,800	184,156
	Southwest Airlines Co.	7,924,400	123,541
	Lockheed Martin Corp.	1,118,100	116,651
	Northrop Grumman Corp.	1,683,100	113,424
	Dover Corp.	2,251,900	111,762
	Waste Management, Inc.	2,980,300	105,920
*	Northwest Airlines Corp.	10,938,500	100,197
*	Delta Air Lines Inc.	12,614,500	95,113
	Pentair, Inc.	2,527,400	87,499
	Tyco International, Ltd.	1,738,475	77,467
	Caterpillar, Inc.	900,000	62,568
	SPX Corp.	324,012	41,078
	Eaton Corp.	537,800	38,205
	Ryder System, Inc.	250,000	16,490
	Parker Hannifin Corp.	193,100	11,910
			1,477,253
Information Technology (11.5%)
*	Cisco Systems, Inc.	13,798,200	303,422
*,2	Arrow Electronics, Inc.	8,823,967	284,308
	Microsoft Corp.	10,654,800	274,042
*	Flextronics International Ltd.	24,877,364	222,155
	Corning, Inc.	8,262,700	165,337
	Applied Materials, Inc.	9,182,300	159,037
	QUALCOMM Inc.	2,165,700	119,850
*	SAIC, Inc.	5,940,400	112,214

Xerox Corp.	4,568,400	62,313
Seagate Technology	3,357,800	50,266
International Business Machines Corp.	312,700	40,019
Nokia Corp. ADR	1,175,000	32,101
Motorola, Inc.	3,300,000	28,512
*	Western Digital Corp.	875,000	25,191
*	Sanmina-SCI Corp.	8,423,608	14,910
Tyco Electronics Ltd.	425,000	14,085
1,907,762
Materials (4.9%)
Alcoa Inc.	4,279,100	144,420
Rexam PLC	17,811,823	133,341
*	Owens-Illinois, Inc.	2,447,600	103,386
Dow Chemical Co.	2,597,500	86,523
Celanese Corp. Series A	1,710,350	65,900
*	Smurfit-Stone Container Corp.	10,934,863	62,438
Syngenta AG ADR	998,600	58,009
E.I. du Pont de Nemours & Co.	1,322,300	57,930
^	Arcelor Mittal Class A New York Registered Shares	625,000	54,637
Agrium, Inc.	550,000	48,400
814,984
Other (0.4%)
[4]	Miscellaneous Securities	66,055
Telecommunication Services (2.3%)
AT&T Inc.	6,260,717	192,892
Verizon Communications Inc.	3,170,442	107,922
Sprint Nextel Corp.	5,859,950	47,700
Vodafone Group PLC ADR	1,295,075	34,747
383,261
Utilities (0.6%)
Constellation Energy Group, Inc.	531,425	44,193
American Electric Power Co., Inc.	1,055,300	41,685
Entergy Corp.	124,600	13,322
99,200

Total Common Stocks (Cost $16,639,949)	15,885,148
Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (0.1%)
Industrial
[2]	R.H. Donnelley Corp. (Cost $12,951)	8.875%	1/15/16	21,040	10,204

Temporary Cash Investments (5.0%)
Repurchase Agreement (1.4%)
Lehman Brothers Holdings Inc. 2.180%, 8/1/08 (Dated 7/31/08, Repurchase Value $233,114,000, collateralized by Federal National Mortgage Assn. 4.500%-8.000%, 1/1/38-7/1/48)	2.180%	233,100	233,100

U.S. Government and Agency Obligations (0.2%)
[5,6]	Federal Home Loan Mortgage Corp.	2.086%	8/29/08	5,000	4,992
34,961

		Coupon	Shares	Market Value ($000)

Money Market Fund (3.4%)

[7]	Vanguard Market Liquidity Fund	2.386%	569,422,784	569,423

Total Temporary Cash Investments (Cost $837,486)				837,484

Total Investments (101.1%) (Cost $17,490,386)				16,732,836

Other Assets and Liabilities-Net (-1.1%)				(180,270)

Net Assets (100%)				16,552,566

*		Non-income-producing security.
^		Part of security position is on loan to broker-dealers.
1		Restricted securities totaling $204,616,000, representing 1.2% of net assets.
2		Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3		Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4

Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.

5		The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
6		Securities with a value of $34,961,000 have been segregated as initial margin for open futures contracts.
7		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2008, the cost of investment securities for tax purposes was $17,490,386,000. Net unrealized depreciation of investment securities for tax purposes was $757,550,000, consisting of unrealized gains of $2,087,426,000 on securities that had risen in value since their purchase and $2,844,976,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and 2.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of) Long (Short Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	3,440	217,942	270
S&P 500 Index	378	119,741	(8,235)
S&P Midcap 400 Index	42	16,882	(1,454)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	October 31, 2007		Proceeds from		July 31, 2008
	Market	Purchases	Securities	Dividend/Interest	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Arrow Electronics, Inc.	351,639	5,735	5,748	-	284,308
Circuit City Stores, Inc.	70,456	-	54,661	-	-
Northwest Airlines Corp.	231,061	2,169	10,060	-	NA¹
R.H. Donnelley Corp.	322,656	-	7,199	-	7,476
R.H. Donnelley Corp.8.875%, 1/15/16	-	16,391	2,936	962	10,204

	975,812			962	301,988

¹ At July 31, 2008, the security is still held but the issuer is no longer an affiliated company of the fund.

Vanguard Windsor II Fund

Schedule of Investments

As of July 31, 2008

		Shares	Market Value ($000)
Common Stocks (96.4%)
Consumer Discretionary (7.5%)
	Carnival Corp.	17,682,200	653,180
[1]	Sherwin-Williams Co.	7,648,200	407,267
[1]	Wyndham Worldwide Corp.	17,689,274	317,346
	CBS Corp.	15,821,183	258,834
[1]	Service Corp. International	25,080,100	240,017
	Comcast Corp. Special Class A	11,115,240	228,307
	Home Depot, Inc.	5,591,929	133,256
	Time Warner, Inc.	8,932,799	127,918
	J.C. Penney Co., Inc. (Holding Co.)	3,808,000	117,401
	Brinker International, Inc.	4,698,700	86,409
[1]	Liz Claiborne, Inc.	4,983,183	65,130
*	The Goodyear Tire & Rubber Co.	2,920,400	57,327
	The Gap, Inc.	3,199,400	51,574
	Lowe's Cos., Inc.	2,359,900	47,953
	Foot Locker, Inc.	3,098,500	46,663
*	Interpublic Group of Cos., Inc.	4,625,600	40,659
	The Walt Disney Co.	1,321,900	40,120
*	Starbucks Corp.	2,158,500	31,708
	Limited Brands, Inc.	1,733,200	28,580
	McDonald's Corp.	326,306	19,510
	Black & Decker Corp.	268,300	16,103
	Autoliv, Inc.	316,032	12,338
	D. R. Horton, Inc.	834,000	9,274
	Royal Caribbean Cruises, Ltd.	342,100	8,717
	Whirlpool Corp.	112,700	8,531
	Darden Restaurants Inc.	254,200	8,279
	The Stanley Works	170,600	7,588
	RadioShack Corp.	445,100	7,424
^	New York Times Co. Class A	586,400	7,383
	Lennar Corp. Class A	424,100	5,132
	Advance Auto Parts, Inc.	103,600	4,257
*	Ford Motor Co.	825,818	3,964
	Macy's Inc.	101,200	1,904
*	R.H. Donnelley Corp.	855,400	1,326
	Idearc Inc.	763,300	1,000
*	Expedia, Inc.	17,100	335
	Hasbro, Inc.	6,300	244
	H & R Block, Inc.	7,000	170
	Ross Stores, Inc.	2,600	99
			3,103,227
Consumer Staples (13.0%)
	Philip Morris International Inc.	20,330,499	1,050,070
	Imperial Tobacco Group ADR	13,840,000	1,037,031

^	Kraft Foods Inc.	29,706,832	945,272
	Diageo PLC ADR	7,768,500	546,747
	Altria Group, Inc.	23,014,999	468,355
	Wal-Mart Stores, Inc.	4,099,100	240,289
	CVS/Caremark Corp.	4,595,980	167,753
	Kimberly-Clark Corp.	2,131,077	123,240
	Reynolds American Inc.	2,174,200	121,386
	Molson Coors Brewing Co. Class B	2,037,600	109,969
	The Kroger Co.	3,837,900	108,536
	The Procter & Gamble Co.	1,656,200	108,448
	Coca-Cola Enterprises, Inc.	5,666,700	95,937
*,^	Smithfield Foods, Inc.	3,166,900	68,025
	Safeway, Inc.	1,497,600	40,016
	General Mills, Inc.	442,400	28,486
	The Coca-Cola Co.	426,699	21,975
	Bunge Ltd.	202,900	20,071
	SuperValu Inc.	585,600	15,003
	Anheuser-Busch Cos., Inc.	110,800	7,508
	H.J. Heinz Co.	134,000	6,751
*	Lorillard, Inc.	10,800	725
	ConAgra Foods, Inc.	8,900	193
	PepsiAmericas, Inc.	300	7
			5,331,793
Energy (11.9%)
	Occidental Petroleum Corp.	16,802,300	1,324,525
	ConocoPhillips Co.	15,009,757	1,225,096
[1]	Spectra Energy Corp.	32,339,000	878,651
	ExxonMobil Corp.	5,902,894	474,770
	Chevron Corp.	3,500,029	295,962
	Massey Energy Co.	1,305,000	96,896
	Marathon Oil Corp.	1,932,600	95,606
	BJ Services Co.	2,933,100	86,233
	Royal Dutch Shell PLC ADR Class B	1,178,100	82,655
	Devon Energy Corp.	861,102	81,710
	El Paso Corp.	3,113,620	55,827
	Valero Energy Corp.	1,177,800	39,350
	Baker Hughes, Inc.	465,000	38,553
	Apache Corp.	264,070	29,621
	Noble Energy, Inc.	258,800	19,117
	Sunoco, Inc.	425,900	17,296
	Pioneer Natural Resources Co.	264,300	15,713
	Anadarko Petroleum Corp.	260,800	15,103
	Patterson-UTI Energy, Inc.	271,500	7,716
*	Plains Exploration & Production Co.	107,300	6,006
	Rowan Cos., Inc.	116,100	4,621
	Hess Corp.	36,300	3,681
	Murphy Oil Corp.	37,000	2,950
	Cimarex Energy Co.	51,200	2,668
*	Forest Oil Corp.	6,800	388
			4,900,714

Exchange-Traded Funds (1.3%)
[2]	Vanguard Total Stock Market ETF	6,197,800	394,552
[2]	Vanguard Value ETF	2,511,200	140,100
			534,652
Financials (17.1%)
	JPMorgan Chase & Co.	24,987,803	1,015,254
	Bank of America Corp.	26,292,141	865,011
	Manulife Financial Corp.	23,379,430	861,064
	Citigroup, Inc.	38,714,041	723,565
	Wells Fargo & Co.	14,202,223	429,901
*	SLM Corp.	21,128,300	361,928
^	Washington Mutual, Inc.	52,415,823	279,376
[1]	XL Capital Ltd. Class A	15,024,300	268,785
	Capital One Financial Corp.	5,536,600	231,762
	Merrill Lynch & Co., Inc.	7,233,350	192,769
	Wachovia Corp.	9,878,840	170,608
	Bank of New York Mellon Corp.	4,027,000	142,959
	The Allstate Corp.	2,481,815	114,710
	Marsh & McLennan Cos., Inc.	3,312,645	93,582
	PartnerRe Ltd.	1,130,600	79,504
	American International Group, Inc.	2,763,800	71,997
	MetLife, Inc.	1,401,770	71,168
	Public Storage, Inc. REIT	866,300	70,941
	American Express Co.	1,817,210	67,455
*	Ace Ltd.	1,013,000	51,359
	Unum Group	2,099,100	50,714
	The Travelers Cos., Inc.	990,900	43,719
[3]	National City Corp. 0.00% Cvt. Pfd.	460	43,516
	Freddie Mac	5,120,400	41,834
	U.S. Bancorp	1,344,222	41,147
	Genworth Financial Inc.	2,574,300	41,112
	The Goldman Sachs Group, Inc.	222,800	41,004
	CBL & Associates Properties, Inc. REIT	1,928,520	37,452
	Hudson City Bancorp, Inc.	1,889,100	34,495
	Morgan Stanley	805,885	31,816
	The Chubb Corp.	540,404	25,961
^	BB&T Corp.	863,340	24,191
	Ameriprise Financial, Inc.	485,492	20,633
	KeyCorp	1,825,982	19,264
	Northern Trust Corp.	228,300	17,846
	The Hartford Financial Services Group Inc.	260,349	16,504
	RenaissanceRe Holdings Ltd.	323,000	16,431
	Prudential Financial, Inc.	236,500	16,311
	New York Community Bancorp, Inc.	950,900	15,804
	Raymond James Financial, Inc.	545,000	15,751
	PNC Financial Services Group	219,700	15,662
	Axis Capital Holdings Ltd.	447,000	14,161
	Cincinnati Financial Corp.	496,000	13,809
	Equity Residential REIT	310,400	13,400
*	Arch Capital Group Ltd.	189,143	13,189

*	Conseco, Inc.	1,515,500	12,700
	Loews Corp.	252,200	11,238
	HCP, Inc. REIT	295,400	10,655
	Avalonbay Communities, Inc. REIT	106,800	10,649
	Regions Financial Corp.	1,107,300	10,497
	Simon Property Group, Inc. REIT	108,300	10,032
	Ventas, Inc. REIT	209,200	9,385
	Comerica, Inc.	318,700	9,153
	Plum Creek Timber Co. Inc. REIT	171,300	8,346
	SunTrust Banks, Inc.	192,100	7,888
^	Popular, Inc.	1,056,932	7,261
	Apartment Investment & Management Co. Class A REIT	204,700	6,995
	Host Hotels & Resorts Inc. REIT	512,399	6,718
	Fannie Mae	566,203	6,511
	State Street Corp.	90,500	6,483
^	The St. Joe Co.	182,200	6,382
	Lehman Brothers Holdings, Inc.	320,000	5,549
[3]	National City Corp. Private Placement	1,052,900	4,980
	Hospitality Properties Trust REIT	231,100	4,922
	CapitalSource Inc. REIT	403,800	4,692
	Vornado Realty Trust REIT	48,000	4,563
	Safeco Corp.	62,000	4,102
	TCF Financial Corp.	279,200	3,560
^	M & T Bank Corp.	46,400	3,266
	Discover Financial Services	193,100	2,829
	Boston Properties, Inc. REIT	27,023	2,599
	Kimco Realty Corp. REIT	63,400	2,237
^	iStar Financial Inc. REIT	203,600	1,672
	Annaly Mortgage Management Inc. REIT	73,800	1,112
	Fifth Third Bancorp	66,100	923
	American Financial Group, Inc.	19,200	556
	General Growth Properties Inc. REIT	19,700	540
	Invesco, Ltd.	22,800	531
	Weingarten Realty Investors REIT	16,900	515
	Allied Capital Corp.	27,300	375
	Camden Property Trust REIT	4,300	212
	AMB Property Corp. REIT	3,000	147
	BOK Financial Corp.	3,100	124
	Regency Centers Corp. REIT	1,000	60
			7,020,383
Health Care (12.8%)
	Wyeth	21,183,100	858,339
	Bristol-Myers Squibb Co.	39,354,000	831,156
	Pfizer Inc.	44,515,300	831,101
	Baxter International, Inc.	8,825,200	605,497
	Johnson & Johnson	8,467,020	579,737
*	WellPoint Inc.	9,367,800	491,341
	Quest Diagnostics, Inc.	6,746,800	358,660
	Merck & Co., Inc.	4,241,100	139,532

*	Boston Scientific Corp.	8,670,700	103,095
	Abbott Laboratories	1,718,900	96,843
	Covidien Ltd.	1,706,475	84,027
	Eli Lilly & Co.	1,598,600	75,310
	Schering-Plough Corp.	2,574,500	54,270
	UnitedHealth Group Inc.	1,486,100	41,730
	AstraZeneca Group PLC ADR	581,600	28,237
	CIGNA Corp.	466,300	17,262
	Aetna Inc.	397,100	16,285
*	Hospira, Inc.	397,600	15,172
	Cardinal Health, Inc.	250,000	13,432
	Beckman Coulter, Inc.	171,600	12,414
*	Humana Inc.	272,700	11,974
*	King Pharmaceuticals, Inc.	884,100	10,176
*	WellCare Health Plans Inc.	151,200	5,947
*	Invitrogen Corp.	77,000	3,415
*	Lincare Holdings, Inc.	28,300	912
	AmerisourceBergen Corp.	7,700	322
*	Forest Laboratories, Inc.	4,500	160
			5,286,346
Industrials (10.3%)
	Honeywell International Inc.	15,376,500	781,741
	Illinois Tool Works, Inc.	16,219,100	759,865
	General Electric Co.	21,577,300	610,422
	ITT Industries, Inc.	8,563,000	573,378
[1]	Cooper Industries, Inc. Class A	13,103,300	552,566
	United Technologies Corp.	1,887,800	120,781
	The Boeing Co.	1,896,000	115,865
	United Parcel Service, Inc.	1,766,480	111,430
	Textron, Inc.	2,081,100	90,465
	Masco Corp.	4,405,700	72,650
	Dover Corp.	1,397,900	69,378
	Pitney Bowes, Inc.	2,021,300	64,055
	Northrop Grumman Corp.	803,721	54,163
	Tyco International, Ltd.	1,171,875	52,219
	PACCAR, Inc.	655,400	27,566
	Waste Management, Inc.	717,072	25,485
	Union Pacific Corp.	285,998	23,578
	FedEx Corp.	287,100	22,635
	Ingersoll-Rand Co.	546,400	19,670
	SPX Corp.	145,200	18,408
	Embraer-Empresa Brasileira de Aeronautica SA ADR	511,700	15,638
	Norfolk Southern Corp.	197,200	14,183
	Parker Hannifin Corp.	224,950	13,875
	Ryder System, Inc.	196,000	12,928
*	Allied Waste Industries, Inc.	1,015,162	12,283
*	Hertz Global Holdings Inc.	482,900	4,119
	Goodrich Corp.	40,700	2,000
*,^	USG Corp.	33,300	956
	Republic Services, Inc. Class A	13,800	449

	Pentair, Inc.	6,600	228
			4,242,979
Information Technology (8.4%)
	International Business Machines Corp.	8,659,150	1,108,198
	Hewlett-Packard Co.	14,510,072	650,051
	Microsoft Corp.	14,980,500	385,298
*	Oracle Corp.	8,214,560	176,859
	Intel Corp.	6,773,800	150,311
*	Cisco Systems, Inc.	6,573,600	144,553
	Nokia Corp. ADR	5,011,900	136,925
*	Dell Inc.	4,649,600	114,241
	CA, Inc.	3,949,028	94,224
*	Flextronics International Ltd.	8,638,040	77,138
*	Symantec Corp.	2,785,100	58,682
	Analog Devices, Inc.	1,658,400	50,598
	Tyco Electronics Ltd.	1,462,175	48,457
*	eBay Inc.	1,893,300	47,654
*	EMC Corp.	2,709,400	40,668
*	Visa Inc.	469,800	34,324
	Alcatel-Lucent ADR	4,783,200	28,747
	Electronic Data Systems Corp.	743,700	18,451
	Intersil Corp.	634,900	15,320
*	Western Digital Corp.	476,800	13,727
*	Hewitt Associates, Inc.	367,900	13,557
*	Lexmark International, Inc.	311,300	10,920
*	Computer Sciences Corp.	218,800	10,365
	Seagate Technology	583,700	8,738
	Motorola, Inc.	992,200	8,573
	Xilinx, Inc.	219,000	5,438
*	LSI Corp.	238,500	1,655
*	Lender Processing Services, Inc.	26,200	874
			3,454,546
Materials (2.0%)
	E.I. du Pont de Nemours & Co.	7,479,200	327,664
	Dow Chemical Co.	4,522,300	150,638
	Ball Corp.	1,847,263	82,351
	Alcoa Inc.	2,003,300	67,611
	Newmont Mining Corp. (Holding Co.)	962,200	46,147
	Cemex SAB de CV ADR	1,611,337	34,257
	Freeport-McMoRan Copper & Gold, Inc. Class B	302,701	29,286
	International Paper Co.	858,100	23,787
	Eastman Chemical Co.	326,300	19,565
	Lubrizol Corp.	322,500	16,060
	Celanese Corp. Series A	356,700	13,744
	Reliance Steel & Aluminum Co.	70,100	4,428
			815,538
Telecommunication Services (5.0%)
	Verizon Communications Inc.	30,148,954	1,026,270
	AT&T Inc.	31,517,775	971,063
	Windstream Corp.	1,451,300	17,299

	Sprint Nextel Corp.	1,423,600	11,588
	Embarq Corp.	143,500	6,568
^	FairPoint Communications, Inc.	464,249	3,222
	Qwest Communications International Inc.	835,500	3,200
	Telephone & Data Systems, Inc.	29,500	1,251
	CenturyTel, Inc.	21,500	800
			2,041,261
Utilities (7.1%)
	Entergy Corp.	5,474,000	585,280
	Dominion Resources, Inc.	13,124,040	579,820
	Duke Energy Corp.	28,199,456	495,747
	Constellation Energy Group, Inc.	4,265,600	354,727
[1]	CenterPoint Energy Inc.	18,711,100	295,074
	Exelon Corp.	3,533,735	277,822
	American Electric Power Co., Inc.	3,148,300	124,358
	FPL Group, Inc.	638,500	41,202
	Edison International	458,200	22,149
	Public Service Enterprise Group, Inc.	453,400	18,952
	Southern Co.	480,964	17,021
	MDU Resources Group, Inc.	522,700	16,679
	ONEOK, Inc.	355,800	16,182
	SCANA Corp.	447,000	16,177
*	Mirant Corp.	395,300	12,100
	CMS Energy Corp.	791,200	10,681
	Pepco Holdings, Inc.	408,927	10,199
	Ameren Corp.	229,500	9,430
	Consolidated Edison Inc.	115,600	4,589
	Alliant Energy Corp.	123,300	3,974
	Questar Corp.	72,200	3,818
	DPL Inc.	140,800	3,574
	FirstEnergy Corp.	47,800	3,516
	Xcel Energy, Inc.	113,800	2,283
	Sierra Pacific Resources	122,900	1,394
			2,926,748
Total Common Stocks (Cost $37,061,249)			39,658,187
Temporary Cash Investments (4.6%)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
[4,5]	Federal National Mortgage Assn.	2.124%	8/1/08	2,000	2,000
[4,5]	Federal National Mortgage Assn.	2.037%	8/18/08	25,000	24,974
[4,5]	Federal National Mortgage Assoc.	2.205%	8/18/08	1,500	1,498
[4,5]	Federal Home Loan Mortgage Corp.	2.158%	8/25/08	10,000	9,986
[4,5]	Federal Home Loan Bank	2.262%	8/27/08	17,000	16,974
[4,5]	Federal Home Loan Bank	2.432%	10/15/08	2,000	1,990
					57,422

		Coupon	Shares	Market Value ($000)
Money Market Fund (4.5%)
[6]	Vanguard Market Liquidity Fund	2.386%	1,852,505,476	1,852,505
Total Investments (101.0%) (Cost $38,971,177)				41,568,114
Other Assets and Liabilities-Net (-1.0%)				(403,358)
Net Assets (100%)				41,164,756

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3	Restricted securities totaling $48,496,000, representing 0.1% of net assets.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
5	Securities with a value of $57,422,000 have been segregated as initial margin for open futures contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2008, the cost of investment securities for tax purposes was $38,971,177,000. Net unrealized appreciation of investment securities for tax purposes was $2,596,937,000, consisting of unrealized gains of $8,832,771,000 on securities that had risen in value since their purchase and $6,235,834,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.5% and 3.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	37	2,345	(11)
S&P 500 Index	1,433	453,938	(31,543)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	October 31, 2007		Proceeds from		July 31, 2008
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Bear Stearns Co., Inc.	949,509	-	233,790	2,518	-
CenterPoint Energy Inc.	313,598	-	-	10,010	295,074
Cooper Industries, Inc. Class A	589,786	85,055	9,939	8,225	552,566
Liz Claiborne, Inc.	NA1	16,818	-	828	65,130
Massey Energy Co.	136,424	-	157,182	447	NA2
Service Corp. International	377,379	-	13,773	3,010	240,017
Sherwin-Williams Co.	551,879	-	51,990	8,688	407,267
SLM Corp.	998,877	-	1,964	-	NA2
Spectra Energy Corp.	NA1	24,743	-	21,769	878,651
Washington Mutual, Inc.	NA1	669,010	69,944	13,959	NA2
Washington Mutual, Inc. Private Placement	NA1	6,343	-	7	NA2
Washington Mutual, Inc. Cvt. Pfd. Private Placement	NA1	44,900	-	51	NA3
Wyndham Worldwide Corp.	550,371	34,557	13,787	2,108	317,346
XL Capital Ltd. Class A	940,084	88,099	22,351	15,667	268,785
	5,407,907			87,287	3,024,836

1 At October 31, 2007, the issuer was not an affiliated company of the fund.

2 At July 31, 2008, the security was still held but the issuer is no longer an affiliated company of the fund.

3 In June 2008, Washington Mutual, Inc. Cvt. Pfd. Private Placement merged with Washington Mutual, Inc. Private Placement.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Date:	September 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Date:	September 9, 2008

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 9, 2008

* Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see File Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.